UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      139,183
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101      811    13,500 SH       DEFINED                13,500      0    0
ADOBE SYS INC                COM            00724F101    1,129    39,900 SH       DEFINED                39,900      0    0
ALTRIA GROUP INC             COM            02209S103      339    20,700 SH       DEFINED                20,700      0    0
AT&T INC                     COM            00206R102    1,118    45,000 SH       DEFINED                45,000      0    0
AUTOMATIC DATA PROCESSING IN COM            053015103      851    24,000 SH       DEFINED                24,000      0    0
AUTOZONE INC                 COM            053332102    1,511    10,000 SH       DEFINED                10,000      0    0
BANK OF NEW YORK MELLON CORP COM            064058100    1,347    45,943 SH       DEFINED                45,943      0    0
BAXTER INTL INC              COM            071813109      927    17,500 SH       DEFINED                17,500      0    0
BECTON DICKINSON & CO        COM            075887109    1,990    27,900 SH       DEFINED                27,900      0    0
BRISTOL MYERS SQUIBB CO      COM            110122108      650    32,000 SH       DEFINED                32,000      0    0
CHEVRON CORP NEW             COM            166764100    1,325    20,000 SH       DEFINED                20,000      0    0
COCA COLA CO                 COM            191216100    1,397    29,100 SH       DEFINED                29,100      0    0
CONOCOPHILLIPS               COM            20825C104      967    23,000 SH       DEFINED                23,000      0    0
CVS CAREMARK CORPORATION     COM            126650100    1,282    40,235 SH       DEFINED                40,235      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      705    27,500 SH       DEFINED                27,500      0    0
EATON CORP                   COM            278058102      897    20,100 SH       DEFINED                20,100      0    0
EMERSON ELEC CO              COM            291011104      940    29,000 SH       DEFINED                29,000      0    0
ENTERGY CORP NEW             COM            29364G103    1,481    19,100 SH       DEFINED                19,100      0    0
EXELON CORP                  COM            30161N101      973    19,000 SH       DEFINED                19,000      0    0
EXXON MOBIL CORP             COM            30231G102    1,678    24,000 SH       DEFINED                24,000      0    0
GENERAL ELECTRIC CO          COM            369604103      363    31,000 SH       DEFINED                31,000      0    0
GILEAD SCIENCES INC          COM            375558103      656    14,000 SH       DEFINED                14,000      0    0
GOODRICH CORP                COM            382388106    1,399    28,000 SH       DEFINED                28,000      0    0
HEWLETT PACKARD CO           COM            428236103    1,411    36,500 SH       DEFINED                36,500      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    1,671    16,000 SH       DEFINED                16,000      0    0
INTUIT                       COM            461202103    1,128    40,000 SH       DEFINED                40,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,517    26,700 SH       DEFINED                26,700      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,194    35,000 SH       DEFINED                35,000      0    0
LINEAR TECHNOLOGY CORP       COM            535678106      595    25,500 SH       DEFINED                25,500      0    0
MASTERCARD INC               CL A           57636Q104      335     2,000 SH       DEFINED                 2,000      0    0
MCDONALDS CORP               COM            580135101      402     7,000 SH       DEFINED                 7,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    1,368    30,000 SH       DEFINED                30,000      0    0
MICROSOFT CORP               COM            594918104    1,493    62,800 SH       DEFINED                62,800      0    0
NIKE INC                     CL B           654106103    1,553    30,000 SH       DEFINED                30,000      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,130    30,000 SH       DEFINED                30,000      0    0
NUCOR CORP                   COM            670346105      889    20,000 SH       DEFINED                20,000      0    0
PEPSICO INC                  COM            713448108    1,209    22,000 SH       DEFINED                22,000      0    0
PHILIP MORRIS INTL INC       COM            718172109      903    20,700 SH       DEFINED                20,700      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   90,586 2,490,000 SH       SOLE                2,490,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,415    27,700 SH       DEFINED                27,700      0    0
RAYTHEON CO                  COM NEW        755111507    1,240    27,900 SH       DEFINED                27,900      0    0
SCHLUMBERGER LTD             COM            806857108    1,217    22,500 SH       DEFINED                22,500      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102      530    13,000 SH       DEFINED                13,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    1,555    37,900 SH       DEFINED                37,900      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104    1,106    36,000 SH       DEFINED                36,000      0    0